INTERNATIONAL EQUITY
SUMMARY: TARGET INTERNATIONAL EQUITY PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Target International Equity Portfolio is capital appreciation.
PORTFOLIO FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees INTERNATIONAL EQUITY	Class T	Class R	Class Q
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or net asset value at redemption)	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none
Redemption fee	none	none	none
Exchange fee	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses INTERNATIONAL EQUITY	Class T	Class R	Class Q
Management Fees	0.70%	0.70%	0.70%
+Distribution and service (12b-1) fees	none	0.75%	none
+Other expenses	0.22%	0.22%	0.11%
=Total Annual Portfolio Operating Expenses	0.92%	1.67%	0.81%
– Distribution Fee waiver or expense reimbursement	none	(0.25%)	none
= Total Annual Portfolio Operating Expenses after fee waiver and/or expense reimbursement	0.92%	1.42%	0.81%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example INTERNATIONAL EQUITY (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	94	293	509	1,131
Class R	145	502	884	1,955
Class Q	83	259	450	1,002

If Shares Are Not Redeemed
Expense Example, No Redemption INTERNATIONAL EQUITY (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	94	293	509	1,131
Class R	145	502	884	1,955
Class Q	83	259	450	1,002

° The distributor of the Portfolio has contractually agreed through November 30, 2015 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to November 30, 2015 without the approval of the Portfolio's Board of Trustees.
Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal period, the Portfolio's portfolio turnover rate was 23% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio seeks investments that will increase in value. To achieve this objective, we purchase stocks of foreign companies. These companies may be based in developed as well as developing countries. The Portfolio normally invests at least 80% of its investable assets in stocks of companies in a diverse array of foreign countries. For purposes of this policy, the Portfolio will invest in stocks of companies that are organized under the laws of a foreign country, companies that derive more than 50% of their revenues from activities in foreign countries, and companies that have at least 50% of their assets located abroad. The foreign securities held by the Portfolio normally will be denominated in foreign currencies, including the euro—a multinational currency unit. The Portfolio may invest in large-, mid- or small-capitalization companies. To the extent the Portfolio invests in small- or mid-capitalization companies, the risks associated with an investment in the Portfolio are greater than those associated with a fund that invests primarily in larger companies, because shares of small- or mid-capitalization companies tend to be less liquid and more volatile than those of large companies.

The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates—usually issued by a bank or trust company—that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.
Principal Risks of Investing in the Portfolio.
All investments have risks to some degree. Loss of money is a risk of investing in the Portfolio. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Events. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk. Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Risk of Increase in Expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.

Equity Securities Risk. There is the risk that the price of a particular stock the Portfolio owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Portfolio invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Small and Medium Company Risk. Small and medium capitalization company stocks present above-average risks. This means that when stock prices decline overall, the Portfolio may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, stocks issued by small and medium capitalization companies may be less liquid and fluctuate in value more than the stocks of larger, more established companies.

Foreign Securities Risk. Investing in securities of non-U.S. issuers generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies could also affect the value of the assets the Portfolio holds and the Portfolio's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Portfolio’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. Dividends or interest on, or proceeds from the sale of, non-U.S. securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Portfolio's Past Performance.
The following bar chart shows the Portfolio's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class T Shares)

Best Quarter:		Worst Quarter:
26.33%	2nd Quarter 2009	-21.59%	4th Quarter 2008

Average Annual Total Returns % (as of 12/31/2013)
Average Annual Total Returns INTERNATIONAL EQUITY		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class T Shares		20.82%	12.75%	7.08%
Class T Shares Return After Taxes on Distributions		20.29%	12.38%	6.16%
Class T Shares Return After Taxes on Distributions and Sale of Portfolio Shares		12.18%	10.28%	5.85%
Class R Shares		20.17%	12.20%		3.19%	Aug. 22, 2006
Class Q Shares		20.94%			6.19%	Mar. 01, 2011
MSCI EAFE ND Index (reflects no deductions for fees, expenses or taxes)		22.78%	12.44%	6.91%
Lipper Customized Blend Funds Average (reflects no deductions for sales charges or taxes)	[1]	19.90%	12.31%	6.70%
Lipper International Multi-Cap Core Funds Average (reflects no deductions for sales charges or taxes)		19.86%	12.54%	6.57%
[1]	The Portfolio was compared to the Lipper Customized Blend Funds Performance Universe although Lipper classifies the Portfolio in the Lipper International Multi-Cap Core Funds Performance Universe. The Lipper Customized Blend Funds Performance Universe is utilized because the Portfolio's manager believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.